Associated Companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Conceal Fab Inc., [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	35.60%
Ericsson Nikola Tesla d.d., [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	49.07%